Description of Business	12 Months Ended
Dec. 31, 2022
Description of Business
Description of Business

1.Description of Business

TH International Limited was incorporated in Cayman Islands in April 2018. Pursuant to a master development agreement between TH Hong Kong International limited (“THHK”), a subsidiary of TH International Limited , and Tim Hortons Restaurants International GmbH (“THRI”), effective from June 11, 2018, with initial contractual term of 20 years and THHK has the option to extend the initial term for 10 years, subject to achieving certain agreed-upon milestones of cumulative store opening target by the end of development year 10 and the end of development year 20, TH International Limited together with its subsidiaries (“the Company”) owns the exclusive franchise right authorized by THRI, and is authorized to develop and operate stores branded “Tim Hortons” throughout the People’s Republic of China (“PRC”), including Hong Kong and Macau. The master development agreement also sets out terms related to development obligations, services and related obligations, fees, system standards and manuals, insurance obligations, relationship of the parties and indemnification, inspections and assignments, termination, rights and obligations upon termination or expiration, and other general provisions. On August 13, 2021, the master development agreement was amended and restated to set out new terms related to (1) conditions at which the Company is allowed to incur indebtedness and usage of such proceeds; (2) THRI’s right to nominate one individual to the board of directors of TH International Limited; (3) THRI’s right to designate an observer to attend all meetings of the Company’s board of directors or any committee of the board of directors.

The first Tim Hortons store in Mainland China opened in February 2019. As of December 31, 2022, there were 617 Tim Hortons stores in China, including 547 Company owned and operated stores and 70 franchised stores. For the 547 Company owned and operated stores, 192 stores are in Shanghai, 78 stores in Beijing, 51 stores in Hangzhou, 28 stores in Shenzhen, 26 stores in Guangzhou, 24 stores in Chengdu, 22 stores in Nanjing and other 126 stores in Chongqing, Wuhan, Xi’an, Xiamen, Dalian, etc.